STOCKHOLDER EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
STOCKHOLDER EQUITY
Summary of Preferred Stock

As of December 31, 2019 and 2018, Preferred Stock consisted of the following (in thousands, except share data):

December 31, 2019
Preferred
	Preferred	Stock Issued			Common Stock
	Stock	and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Stock	—	—	$—	$—	—
Series B Preferred Stock	—	—	—	$—	—
	—	—	$—	$—	—

	December 31, 2018
		Preferred
	Preferred	Stock Issued			Common stock
	Stock	and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Stock	3,093,898	3,093,898	$6,254	$7,000	3,093,898
Series B Preferred Stock	7,790,052	4,001,848	29,156	29,964	4,001,848
	10,883,950	7,095,746	$35,410	$36,964	7,095,746